Related Parties Disclosure - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Receivables	$ (0)	$ (0)
Payables	3,374
Net expenses	1,555	1,994	$ 2,288
Net income	(0)	128	(0)
Payables	11,355	16,017
WISeKey International Holding AG
Related Party Transaction [Line Items]
Receivables	(0)	(0)
Payables	7,122	10,899
Net expenses	796	526	1,072
Net income	(0)	(0)	(0)
WISeKey SA
Related Party Transaction [Line Items]
Receivables	(0)	(0)
Payables	(0)	382
Net expenses	(0)	94	965
Net income	(0)	128	(0)
WISeKey USA Inc
Related Party Transaction [Line Items]
Receivables	(0)	(0)
Payables	154	883
Net expenses	558	883	(0)
Net income	(0)	(0)	(0)
WISeKey Semiconductors GmbH
Related Party Transaction [Line Items]
Receivables	(0)	(0)
Payables	773	615
Net expenses	105	401	161
Net income	(0)	(0)	(0)
WISeCoin AG
Related Party Transaction [Line Items]
Receivables	(0)	(0)
Payables	3,306	3,238
Net expenses	86	90	90
Net income	$ (0)	$ (0)	$ (0)